Kinetics Mutual Funds, Inc.
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91786

February 28, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Kinetics Mutual Funds, Inc. (the “Company”)
File Nos.: 333-78275 and 811-09303

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Company is Post-Effective Amendment No. 80 under the 1933 Act and Amendment No. 81 under the 1940 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of adding material disclosure to the Registration Statement.

Pursuant to Rule 485(a)(1) of the 1933 Act, the Company anticipates that this filing shall become effective April 30, 2024 approximately 60 days after filing on February 28, 2024. At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement. Subsequently, it is anticipated that the Company will file a Summary Prospectus under Rule 497(k).

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7372 or scott.resnick@usbank.com.

Sincerely,

/s/ Scott A. Resnick
Scott A. Resnick
for U.S. Bank Global Fund Services

Enclosures